Exhibit 99.1

World Omni Select Auto Trust 2020-A
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	91,187,280.60	9,308
Principal Payments	5,156,367.00	165
Defaulted Receivables	412,804.62	34
Repurchased Accounts	0.00	0
Pool Balance at 08/31/24	85,618,108.98	9,109

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.89%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	7,589,907.82	650
Past Due 61-90 days	2,689,390.96	220
Past Due 91-120 days	301,115.53	25
Past Due 121+ days	0.00	0
Total	10,580,414.31	895

Total 31+ Delinquent as % Ending Pool Balance	12.36%
Total 61+ Delinquent as % Ending Pool Balance	3.49%
Delinquency Trigger Occurred	NO

Recoveries	326,338.98
Aggregate Net Losses/(Gains) - August 2024	86,465.64
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.14%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	-0.04%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.75%

Overcollateralization Target Amount	17,318,993.94
Actual Overcollateralization	85,618,108.98
Weighted Average Contract Rate	8.42%
Weighted Average Remaining Term	21.46

Flow of Funds	$ Amount
Collections	6,126,937.21
Investment Earnings on Cash Accounts	58,787.59
Reserve Fund Balance	12,989,245.45
Servicing Fee	(94,986.75)
Aggregate Purchase Amount	86,030,913.60
Transfer to Collection Account	-
Available Funds	105,110,897.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,425.30
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	73,868,286.66
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	31,171,833.47

Total Distributions of Available Funds	105,110,897.10

Servicing Fee	94,986.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 08/15/24	73,868,286.66
Principal Paid	73,868,286.66
Note Balance @ 09/16/24	0.00

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class B
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class C
Note Balance @ 08/15/24	16,728,286.66
Principal Paid	16,728,286.66
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class D
Note Balance @ 08/15/24	37,660,000.00
Principal Paid	37,660,000.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class E
Note Balance @ 08/15/24	19,480,000.00
Principal Paid	19,480,000.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	70,776.97
Total Principal Paid	73,868,286.66
Total Paid	73,939,063.63

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.84000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	1.25000%
Interest Paid	17,425.30
Principal Paid	16,728,286.66
Total Paid to C Holders	16,745,711.96

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	37,660,000.00
Total Paid to D Holders	37,713,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	19,480,000.00
Total Paid to E Holders	19,480,000.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0883641
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	92.2235373
Total Distribution Amount	92.3119014

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.3945053
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	378.7250772
Total C Distribution Amount	379.1195825

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	1,000.0000000
Total D Distribution Amount	1,001.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	1,000.0000000
Total E Distribution Amount	1,000.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	12,989,245.45
Investment Earnings	57,823.14
Investment Earnings Paid	(57,823.14)
Deposit/(Withdrawal)	(12,989,245.45)
Balance as of 09/16/24	0.00
Change	(12,989,245.45)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$989,285.56	$1,547,114.95	$1,235,045.10
Number of Extensions	97	132	104
Ratio of extensions to Beginning of Period Receivables Balance	1.08%	1.59%	1.20%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.